TAXES ON INCOME	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 12- TAXES ON INCOME:

a.	InMode Ltd.

The Company is taxed according to Israeli tax laws:

1)	Measurement of results for tax purposes

Since 2008, the Company has measured the results of the Israeli Company for tax purposes in nominal terms in NIS.

These consolidated financial statements are presented in U.S. dollars. The changes in the exchange rate of the dollar, both on an annual and a cumulative basis cause a difference between taxable income and income reflected in these consolidated financial statements. ASC 740-10-25 prohibits the recognition of deferred tax liabilities or assets that arise from differences between the financial reporting and tax bases of assets and liabilities that are re-measured from the local currency into dollars using historical exchange rates, and that result from changes in exchange rates or indexing for tax purposes. Consequently, the above-mentioned differences were not reflected in the computation of deferred tax assets and liabilities.

2)	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (hereinafter - the law)

Under the Encouragement of Capital Investments Law, including Amendment No. 60 thereof as published in April 2005, by virtue of the “Approved Enterprise” or “Benefited Enterprise” status, the Israeli Company is entitled to various tax benefits as follows:

a)	Reduced tax rates

Income derived from the Benefited Enterprise during a 10-year period commencing upon the year in which the enterprise first realizes taxable income is tax exempt, provided that the maximum period to which it is restricted by the Encouragement of Capital Investments Law has not elapsed.

On 2009, the Israeli company received a tax ruling (the “Ruling”) approving its activity as a Benefited Enterprise, provided that the Israeli company meets the requirements under the Ruling. The Israeli company’s facility obtained the status of a Benefited Enterprise, which made it eligible for tax benefits for a period of up to ten years.

The period of benefits of the Benefited Enterprise of the Company commenced in 2012. As of December 31, 2019, the Company’s retained earnings derived mostly from the benefits of Benefited Enterprise.

In the event of a distribution of dividends (or deemed dividends) from income that was tax exempt as discussed above, the Company will be required to pay the applicable corporate tax that would otherwise have been payable on such income (25%). In addition, upon distribution of dividends from tax-exempt income, the recipient shall be subject to tax at the rate of 15% (or lower, if so provided under an applicable tax treaty), which would generally be withheld at source by the distributing company.

b)	Conditions for entitlement to the benefits

The Israeli company entitlement to the benefits described above is subject to its fulfilling the conditions stipulated by the law, rules and regulations published thereunder, in its Benefited Enterprise as determined on the ruling received. These conditions include, among other things, that the production, directly or through subcontractors, of all the Company’s products should be performed in certain areas of Israel. If there is any failure by the Israeli company to comply with these conditions, the benefits may be cancelled and the Israeli company may be required to refund the amount of the benefits, in whole or in part, with interest.

c)	Amendments of the Law for the Encouragement of Capital Investments, 1959

Additional amendments to the Investment Law became effective in January 2011 and were further amended in August 2013 (the “2011 Amendment”). Under the 2011 Amendment, income derived by ‘Preferred Companies’ from ‘Preferred Enterprises’ (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax for an unlimited period as opposed to the incentives prior to the 2011 Amendment that were limited to income from Approved or Benefited Enterprises during their benefits period. According to the 2011 Amendment, the tax rate applicable to such income, referred to as ‘Preferred Income,’ would be 10% in areas in Israel that are designated as Development Zone “A” and 15% elsewhere in Israel in 2011 and 2012, 7% and 12.5%, respectively, in 2013, 9% and 16% respectively, in 2014, 2015 and 2016, and 7.5% and 16%, respectively, from 2017 and thereafter. Income derived by a Preferred Company from a ‘Special Preferred Enterprise’ (as defined in the Investment Law) would enjoy further reduced income tax rates for a period of ten years of 5% in Development Zone A and 8% elsewhere. As of January 1, 2014, dividends distributed from Preferred Income would subject the recipient to a 20% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld at source by the distributing company; provided, however, that dividends distributed from ‘Preferred Income’ from one Israeli corporation to another would not be subject to tax. Under the transitional provisions of the 2011 Amendment, companies may elect to irrevocably implement the 2011 Amendment with respect to their existing Approved and Benefited Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment or keep implementing the legislation prior to the 2011 Amendment.

While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefited Enterprises as previously described, no additional tax liability will be incurred by the Company in the event of distribution of dividends from Preferred Income.

Additional amendments to the Investment Law became effective in January 2017 (the “2017 Amendment”). Under the 2017 Amendment, and provided the conditions stipulated therein are met, income derived by Preferred Companies from ‘Preferred Technological Enterprises’ (“PTE”) (as defined in the 2017 Amendment), would be subject to reduced corporate tax rates of 7.5% in Development Zone “A” and 12% elsewhere, or 6% in case of a ‘Special Preferred Technological Enterprise’ (“SPTE”) as defined in the 2017 Amendment) regardless of the company’s geographical location within Israel. A Preferred Company distributing dividends from income derived from its PTE or SPTE, would subject the recipient to a 20% tax (or lower, if so provided under an applicable tax treaty). The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a corporate shareholder who is not an Israeli resident for tax purposes would be subject to a 4% tax (inter alia, if the amount of foreign investors in the distributing company exceeds 90%). Such taxes would generally be withheld at source by the distributing company.

On June 14, 2017, the Encouragement of Capital Investments Regulations (Preferred Technology Income and Capital Profits for a Technological Enterprise), 2017 (the “Regulations”) were published, which adopted Action 5 under the base erosion and profit shifting (“BEPS”) regulations. The Regulations describe, inter alia, the mechanism used to determine the calculation of the benefits under the PTE and under the SPTE Regime and determine certain requirements relating to documentation of intellectual property for the purpose of the PTE. According to these provisions, a company that complies with the terms under the PTE regime may be entitled to certain tax benefits with respect to income generated during the company’s regular course of business and derived from the preferred intangible asset (as determined in the Investments Law), excluding income derived from intangible assets used for marketing and income attributed to production activity. In the event that intangible assets used for marketing purposes generate over 10% of the PTE’s income, the relevant portion, calculated using a transfer pricing study, would be subject to regular corporate income tax. If such income does not exceed 10%, the PTE will not be required to exclude the marketing income from the PTE’s total income. The Regulations set a presumption of direct production expenses plus 10% with respect to income related to production, which can be countered by the results of a supporting transfer pricing study. Tax rates applicable to such production income expenses will be similar to the tax rates under the Preferred Enterprise regime, to the extent such income would be considered as eligible. In order to calculate the preferred income, the PTE is required to take into account the income and the research and development expenses that are attributed to each single preferred intangible asset. Nevertheless, it should be noted that the transitional provisions allow companies to take into account the income and research and development expenses attributed to all of the preferred intangible assets they have.

Under the transitional provisions of the law, a company is allowed to continue to enjoy the tax benefits available under the law prior to its amendment until the end of the period of benefits, as defined in the law. In each year during the period of benefits as a Benefited Enterprise, the Company will be able to opt for application of the amendment, thereby making available the tax rates discussed above. The Company’s election to apply the amendment is irrecoverable.

As of December 31, 2019, the Company’s management decided not to adopt the application of the amendment.

3)	Corporate tax rate in Israel

In December 2016, a tax legislation was enacted in Israel, reducing the corporate tax rate to 24% for 2017 and to 23% for 2018 and thereafter. There is no impact on the financial statements of the Company as a result of the changes in the Israeli corporate tax rate.

Capital gain is subject to capital gain tax according to the corporate tax rate in the year the assets are sold.

b.	Subsidiaries outside of Israel

Subsidiaries that are incorporated outside of Israel are assessed for taxes under the tax laws in their countries of residence.

On December 22, 2017, the “Tax Cuts and Jobs Act” (the “U.S. Tax Legislation”) was enacted in the United States. Except for certain provisions, the U.S. Tax Legislation is effective for tax years beginning on or after January 1, 2018. The U.S. Tax Legislation significantly revises several sections of the US Internal Revenue Code including, among other things, lowering the corporate income tax rate from 35% to 21% effective January 1, 2018, limiting deductibility of interest expense and implementing a territorial tax system that imposes a repatriation tax on deemed repatriated earnings of foreign subsidiaries. The Company reduced its deferred tax assets by $406 for the year ended December 31, 2017 due to the change in the statutory tax rate.

c.	Deferred income taxes

Deferred income taxes reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s net deferred tax assets (liabilities) at December 31, 2019 and 2018 were as follows:

	December 31
	2019	2018
Deferred tax assets in respect of:

Carryforward losses on Marketable securities	200	-
Subsidiary net operating loss	362	291
Other temporary differences	431	353
Share-based compensation	1,268	956
Total deferred tax asset before valuation allowance	2,261	1,600
Valuation allowance	(362)	(291)
Total deferred tax asset	1,899	1,309
Deferred tax lability in respect to other comprehensive income	(37)	(11)
Total deferred tax liability	(37)	(11)
Deferred tax asset, net	1,862	1,298

Deferred taxes are computed using the tax rates expected to be in effect when those differences reverse.  Since the Israeli company is entitled to a tax exemption for a period of ten years, the tax rate used in computation of deferred taxes on its timing differences is zero (except for deferred taxes on realized losses and unrealized gain and losses from marketable securities); therefore, deferred taxes are recognized mainly from the Company’s U.S. subsidiary.

The Company records net deferred tax assets to the extent it believes these assets will more likely than not be realized. As of each reporting date, management considers new evidence, both positive and negative, that could impact management’s view with regard to the future realization of deferred tax assets for each jurisdiction.

d.	Reconciliation of theoretical tax expense to actual tax expense

Following is a reconciliation of the theoretical provision for income tax, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax on income:

	Year ended December 31
	2019	2018	2017

Income before taxes on income	62,041	23,625	9,799
Theoretical tax expenses at the statutory rate of InMode	23%	23%	24%
	14,270	5,434	2,352
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(13,844)	(5,162)	(2,256)
Different effective tax rates applicable to the Subsidiaries	49	53	87
Changes in tax rate in the United States	-	-	406
Valuation allowance	60	91	119
Uncertain tax position	723	771	-
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	(437)	73	247
Previous year	62	-	25
	883	1,260	980

e.	Tax assessments

In accordance with the Israel Income Tax Ordinance, as of December 31, 2019, all tax assessments on the Company and the Company’s subsidiary in Israel through tax year 2013 are considered final.

A summary of open tax years by jurisdictions is presented below:

Jurisdiction	Years
Israel	2014-2019
The United States	2016-2019
Japan	2015-2019
United Kingdom	2015-2019
Canada	2015-2019
China	2016-2019
Spain	2018-2019
India	2019
Australia	2019

f.	Income before income taxes is composed of the following:

	Year ended December 31
	2019	2018	2017

InMode Ltd.	59,320	22,049	9,400
Subsidiaries outside Israel	2,721	1,576	399
	62,041	23,625	9,799

g.	Tax expenses:

	Year ended December 31
	2019	2018	2017
Current:
Israel	500	3	-
Subsidiaries	910	1,850	1,535
	1,410	1,853	1,535
Previous year:
Israel	62	-	25
	62	-	25
Deferred:
Israel	(200)	(94)	-
Subsidiaries	(389)	(499)	(580)
	(589)	(593)	(580)
Total taxes on income	883	1,260	980

h.	Uncertain tax positions:

ASC No. 740, Income Taxes, requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position. Changes in judgment as to recognition or measurement of tax positions can materially affect the estimate of the effective tax rate and consequently, affect the operating results of the Company.

The following table summarizes the activity of the Company unrecognized tax benefits:

	Year ended December 31
	2019	2018

Balance at January 1	771	-
Increase in uncertain tax positions for the current year	723	771
Balance at December 31	1,494	771